Expense Example - NVIT Mellon Dynamic US Equity Income Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class X Shares 1 Year	Class X Shares 3 Years	Class X Shares 5 Years	Class X Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 3 Years	Class Z Shares 5 Years	Class Z Shares 10 Years
USD ($)	93	290	504	1,120	110	361	631	1,402	80	249	433	966	67	211	368	822	105	328	569	1,259